Consolidated Statements of Changes in Shareholders' Equity - CAD ($)	Total	Issued capital [member]	Issued capital [member] Ordinary shares [member]	Issued capital [member] Series 1 preferred shares [member]	Additional paid-in capital [member]	Retained earnings [member]	Accumulated other comprehensive income [member]
Balance at Oct. 31, 2023			$ 214,824,000	$ 13,647,000	$ 2,513,000	$ 146,043,000	$ 131,000
Statement Line Items [Line Items]
Increase (decrease) through exercise of options, equity	$ 607,000		786,000
Purchased and cancelled during the year			0	(13,647,000)
Issued during the period	0	$ 0
Share issue cost adjustment	0	0
Balance at Oct. 31, 2024	399,203,000	215,610,000	215,610,000	0	2,485,000	181,238,000	(130,000)
Statement Line Items [Line Items]
Redemption of preferred shares				(13,647,000)
Stock-based compensation (note 15)					168,000
Tax adjustment relating to cancelled common shares					0
Part VI tax					(196,000)
Adjustment for purchased and cancelled common shares						0
Transfer of transaction costs on redemption of Series 1, preferred shares (note 14)						(965,000)
Tax adjustment related to prior years						0
Net income	39,748,000					39,748,000
Dividends paid on common and preferred shares						(3,588,000)
Other comprehensive income (loss)							(261,000)
Increase (decrease) through exercise of options, equity	108,000		108,000
Purchased and cancelled during the year	(9,200,000)		(6,137,000)	0		(3,000,000)
Issued during the period	114,772,000	114,772,000
Share issue cost adjustment	1,557,000	1,557,000
Balance at Oct. 31, 2025	532,673,000	$ 325,910,000	$ 325,910,000	0	2,473,000	203,728,000	562,000
Statement Line Items [Line Items]
Redemption of preferred shares				$ 0
Stock-based compensation (note 15)					61,000
Tax adjustment relating to cancelled common shares					(73,000)
Part VI tax					$ 0
Adjustment for purchased and cancelled common shares						(2,990,000)
Transfer of transaction costs on redemption of Series 1, preferred shares (note 14)						0
Tax adjustment related to prior years						257,000
Net income	$ 28,458,000					28,458,000
Dividends paid on common and preferred shares						$ (3,235,000)
Other comprehensive income (loss)							$ 692,000